Accounts Payables and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

As of June 30, 2025 and December 31, 2024, the accounts payable and accrued liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
Accounts payable	$238,490	$207,947
Payable for acquisition of property and equipment	199,562	-
Credit cards payables	32,811	22,897
Sales tax payable	12,375	21,636
Property tax payable	50,724	102,483
Accrued expenses	20,759	65,042
	$554,721	$420,005

As of December 31, 2024 and 2023, the accounts payable and accrued liabilities consisted of the following:

	As of December 31,
	2024	2023
Accounts payable	$207,947	$329,655
Credit cards payables	22,897	49,019
Sales tax payable	21,636	20,050
Property tax payable	102,483	97,206
Accrued expenses	65,042	-
	$420,005	$495,930